Selling and Administrative Expenses - Details of Selling and Administrative Expenses (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Selling general and administrative expenses [member]
Statement of comprehensive income [Line Items]
Employee termination benefits	₩ 2,854	₩ 1,417	₩ 218,826